Provision for Income Taxes From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ 5,289	$ 1,213	$ 2,035
State			677	194	232
Current Income Tax Expense (Benefit), Total			5,966	1,407	2,267
Deferred:
Federal			(1,554)	(794)	(755)
State			(196)	(58)	(63)
Deferred Income Tax Expense (Benefit), Total			(1,750)	(852)	(818)
Total tax expense	$ 350	$ (5)	$ 4,216	$ 555	$ 1,449